Significant Accounting Policies (Details Narrative) (10-K) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 04, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Change in fair value of derivative liabilities		$ 81,276		$ (264,853)			$ (191,656)
Cumulative dividend percentage						8.00%
Deferred revenue related to contract		33,000		33,000		$ 33,000	33,000
FDIC insured amount		250,000		250,000		250,000
Uninsured cash balance		2,123,981		2,123,981		1,867,286	2,490,645
Right of usee assets and operating lease liabilities		$ 681,903		$ 681,903		$ 826,397
ASC Topic 842 [Member]
Right of usee assets and operating lease liabilities								$ 1,099,400
Revenue [Member] | LeMaitre Vascular, Inc [Member]
Concentration risk percentage						100.00%	62.00%
Revenue [Member] | Hancock Jaffe Laboratory Aesthetics, Inc [Member]
Concentration risk percentage							38.00%
Initial Public Offering [Member]
Fair value of derivative liabilities reclassified to additional paid in capital	$ 3,594,002
Minimum [Member]
Estimated useful life of property and equipment						5 years
Maximum [Member]
Estimated useful life of property and equipment						7 years
Hancock Jaffe Laboratory Aesthetics, Inc [Member]
Ownership percentage						28.00%
Investments						$ 0